Leases (Tables)	12 Months Ended
Jan. 03, 2021
Leases [Abstract]
Lease Expense
Lease expense consisted of the following:

	Year Ended
	January 3, 2021	December 29, 2019
Operating lease cost	$26,026	$23,803

Finance lease costs:
Amortization of right-of-use assets	$98	$67
Interest on lease liabilities	136	137
Total finance lease costs	$234	$204

Variable lease costs	$6,999	$6,074
Sublease income	(4,853)	(3,499)
Total lease costs	$28,406	$26,582

Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases is as follows:

	January 3, 2021	December 29, 2019
Operating Leases
Operating lease right-of-use assets	$164,665	$146,190

Other current liabilities	$9,715	$9,203
Operating lease liabilities	174,116	153,647
Total operating lease liabilities	$183,831	$162,850

Finance Leases
Property and equipment, gross	$1,159	$1,172
Accumulated amortization	(496)	(461)
Property and equipment, net	$663	$711

Current portion of long-term debt	$66	$44
Long-term debt, net of current portion	853	894
Total finance lease liabilities	$919	$938

Weighted Average Remaining Lease Term (in Years)
Operating leases	12.0	13.2
Finance leases	9.0	9.7

Weighted Average Discount Rate
Operating leases	7.71%	7.75%
Finance leases	14.62%	13.65%

Supplemental Cash Flow Information
Supplemental cash flow information related to leases is as follows:

	Year Ended
	January 3, 2021	December 29, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$26,078	$20,802
Operating cash flows for finance leases	136	137
Financing cash flows for finance leases	60	26

Right-of-use assets obtained in exchange for lease liabilities:
Operating lease ROU assets	19,150	6,198
Finance lease ROU assets	—	191

Right-of-use assets and lease liabilities reduced for terminated leases:
Operating lease ROU assets	1,773	3,578
Operating lease liabilities	1,971	4,072

Operating lease right-of-use assets obtained and liabilities incurred as a result of adoption of ASC 842:
Operating lease ROU assets	—	154,838
Operating lease liabilities	—	168,932

Maturities of Operating Lease Liabilities
Maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
2021	$23,367	$187
2022	25,130	200
2023	23,769	194
2024	22,461	158
2025	21,714	162
Thereafter	182,300	713
Total lease payments	298,741	1,614
Less amount representing interest	(114,910)	(695)
Total discounted lease liabilities	183,831	919
Less current portion	(9,715)	(66)
Long-term portion of lease liabilities	$174,116	$853

Maturities of Finance Lease Liabilities
Maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
2021	$23,367	$187
2022	25,130	200
2023	23,769	194
2024	22,461	158
2025	21,714	162
Thereafter	182,300	713
Total lease payments	298,741	1,614
Less amount representing interest	(114,910)	(695)
Total discounted lease liabilities	183,831	919
Less current portion	(9,715)	(66)
Long-term portion of lease liabilities	$174,116	$853

Undiscounted Cash Flows to be Received Under Operating Subleases	The undiscounted cash flows to be received under operating subleases were as follows:

Operating Leases
2021	$4,564
2022	4,531
2023	4,527
2024	4,560
2025	4,663
Thereafter	38,389
Total	$61,234

Total Rent Expense on Operating Leases, Including Contingent Rentals
Total rent expense on operating leases, including contingent rentals, prior to the adoption of ASC 842 was as follows:

Year Ended
December 30, 2018
Minimum rent on real property, excluding rent included in pre-opening costs	$17,320
Additional rent based on percentage of sales	137
Restaurant rent expense	17,457
Rent included in pre-opening costs	507
Administrative and equipment rent	543
$18,507